Shareholder Report, Average Annual Return (Details)							12 Months Ended	48 Months Ended	50 Months Ended	52 Months Ended	60 Months Ended	68 Months Ended	96 Months Ended	107 Months Ended
	Sep. 11, 2020	Jul. 15, 2020	Apr. 30, 2020	Jan. 15, 2019	Sep. 06, 2016	Sep. 29, 2015	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000173046
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Anchor Risk Managed Equity Strategies Fund
C000173045
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Anchor Risk Managed Equity Strategies Fund
C000207216
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Anchor Risk Managed Global Strategies Fund
C000207215
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Anchor Risk Managed Global Strategies Fund
C000159233
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Anchor Risk Managed Income Strategies Fund
C000161918
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Anchor Risk Managed Income Strategies Fund
Without Sales Load [Member] | C000173046
Average Annual Return [Line Items]
Average Annual Return, Percent							8.63%			8.80%
Without Sales Load [Member] | C000173045
Average Annual Return [Line Items]
Average Annual Return, Percent							8.37%				7.92%		9.29%
Without Sales Load [Member] | C000207216
Average Annual Return [Line Items]
Average Annual Return, Percent							4.30%		2.21%
Without Sales Load [Member] | C000207215
Average Annual Return [Line Items]
Average Annual Return, Percent							4.11%				3.04%	4.57%
Without Sales Load [Member] | C000159233
Average Annual Return [Line Items]
Average Annual Return, Percent							8.10%	(0.29%)
Without Sales Load [Member] | C000161918
Average Annual Return [Line Items]
Average Annual Return, Percent							7.70%				1.33%			1.15%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							27.14%			18.35%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							27.14%				15.92%		14.63%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent							19.40%		9.65%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index
Average Annual Return, Percent							19.40%				8.61%	8.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							7.30%	(1.66%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							7.30%				(0.04%)			1.58%